SUBSIDIARIES (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of subsidiaries [abstract]
SCHEDULE OF SUBSIDIARY UNDERTAKINGS

		Company interest (%)		Net carrying value ($)
Name of Company	Incorporation details	2021	2020	2021	2020
Entities held directly by parent
GeneType Pty. Ltd. (Dormant)	September 5, 1990 Victoria, Australia	100%	100%	—	—
Genetic Technologies Corporation Pty. Ltd. (Genetic testing)	October 11, 1996 N.S.W., Australia	100%	100%	2	2
Gene Ventures Pty. Ltd. (1) (Dormant)	March 7, 2001 N.S.W., Australia	100%	100%	10	10
GeneType Corporation (Dormant)	December 18, 1989 California, U.S.A.	100%	100%	—	—
Phenogen Sciences Inc. (BREVAGenTM)	June 28, 2010 Delaware, U.S.A.	100%	100%	11,006	11,006
Hainan Aocheng Genetic Technologies Co Ltd	Hong Kong, China	100%	100%	—	—
Genetic Technologies HK Ltd	March 18, 2019 Hong Kong, China	100%	100%	—	—
Total carrying value				11,018	11,018

(1)	On 26 April 2018, the name of RareCellect Pty Ltd (ACN 096 135 9847) was changed to Gene Ventures Pty Ltd (ACN 096 135 947)